Long-term Debt - Components of Long-Term Debt (Parenthetical) (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2007	Sep. 30, 2013
Debt Instrument [Line Items]
Principal amount		€ 600
Interest rate on principal amount		5.75%
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount	600	600	600
Interest rate on principal amount	5.75%	5.75%
Year of maturity	2017	2017
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount	€ 750	€ 750		€ 750
Interest rate on principal amount	3.375%	3.375%		3.375%
Year of maturity	2023	2023